Revenue and related balances - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Balance at beginning of period	$ 67,885	$ 56,307
Decrease from revenue recognized	(213,508)	(181,678)
Increase due to amounts invoiced	220,490	192,716
Foreign currency translation and other movements	(1,151)	540
Balance at end of period	73,716	67,885
Current	72,922	67,268
Non-current	794	617
Deferred revenue	$ 73,716	$ 67,885